Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue		€ 47
Cost of sales		(11)
Gross profit		36
Research and development expenses	€ (83,028)	(58,762)
General and administrative expenses	(46,987)	(38,718)
Selling expenses	(9,574)	(6,376)
Other income	2,599	153
Other expenses	(1,393)	(126)
Operating loss	(138,383)	(103,793)
Finance income	16,597	6,810
Finance expenses	(931)	(13,094)
Financial result	15,666	(6,284)
Share of loss in a joint venture/ associate	(1,457)	(201)
Loss before income tax	(124,174)	(110,278)
Income tax income / (expense)	478	(199)
Net loss for the period	(123,696)	(110,477)
Other comprehensive income / (loss)
Other comprehensive income that may be reclassified to profit or loss	(5)	22
Exchange differences on translation of foreign business units	(5)	22
Items that will not be subsequently reclassified to profit or loss	(68)	(22)
Remeasurement of defined pension benefit obligation	(68)	(22)
Other comprehensive income / (loss)	(73)
Total consolidated comprehensive loss for the period	€ (123,769)	€ (110,477)
Loss per share basic	€ (0.43)	€ (0.53)
Loss per share diluted	€ (0.43)	€ (0.53)